Annual Fund Operating Expenses - PSF Global Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	none
+ Other Expenses	0.05%
= Total Annual Portfolio Operating Expenses	0.80%
- Fee Waiver and/or Expense Reimbursement	(0.04%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[1]
Class III
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.05%
= Total Annual Portfolio Operating Expenses	1.05%
- Fee Waiver and/or Expense Reimbursement	(0.04%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[1]

[1]	The Manager has contractually agreed to waive 0.0363% of its investment management fee through June 30, 2022. This arrangementmay not be terminated or modified without the prior approval of the Trust’s Board of Trustees.